Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Additional Information (Detail) $ in Thousands, bbl in Millions, MMBbls in Millions, ft³ in Billions	12 Months Ended
	Dec. 31, 2024 MXN ($) field bbl ft³ MMBbls	Dec. 31, 2023 MXN ($) bbl ft³	Dec. 31, 2022
Disclosure - supplementary information on oil and gas exploration and production activities [Abstract]
Exploration costs for geological and geophysical studies | $	$ 14,672,428	$ 16,589,953
Estimated reserves percentage	75.50%
Remaining estimated reserve percentage	24.50%
Percentage of developed and undeveloped reserves	(6.80%)
Developed and undeveloped reserves increase decrease | bbl	5,494.5	5,894.0
Percentage of developed reserves	1.00%
Developed reserves increase decrease | bbl	3,463.9	3,500.3
Developed and undeveloped reserves added to offset | bbl	705.0
Percentage of developed and undeveloped dry gas reserves increased	23.30%
Developed and undeveloped dry gas reserves increase decrease | ft³	10,173.6	8,250.3
Percentage of developed dry gas reserves increase	33.80%
Developed dry gas reserves increase decrease | ft³	5,773.4	4,314.0
Developed and undeveloped dry gas reserves added to offset | ft³	888.2
Percentage of undeveloped dry gas reserves increase	11.80%
Undeveloped dry gas reserves increase decrease | ft³	4,400.2	3,936.3
Number of new crude oil fields discovered | field	6
Exploratory activity in shallow waters and onshore regions incorporated | MMBbls	37.1
Increase of proved reserves | bbl	846.8
Reserve-replacement ratio	96.60%	103.20%
Reserves production ratio of proved reserves, period	8 years 6 months
Proved reserves after net cash flows discount factor	10.00%	10.00%	10.00%